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     October 24, 1995



     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Judiciary Plaza
     Washington, D.C.  20549

     Re:  Neuberger & Berman Equity Funds
          --Neuberger & Berman Genesis Fund
          --Neuberger & Berman Guardian Fund
          --Neuberger & Berman Focus Fund
            (Formerly Neuberger & Berman Selected Sectors Fund)
          --Neuberger & Berman International Fund
          --Neuberger & Berman Manhattan Fund
          --Neuberger & Berman Partners Fund
          --Neuberger & Berman Socially Responsive Fund
          605 Third Avenue, 2nd Floor
          New York, New York   10158-0006
          1933 Act File Number 2-11357

          Rule 24f-2 Notice for
          Fiscal Year Ended August 31, 1995

     Dear Sir/Madam:

     In accordance with Paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940, Neuberger & Berman Equity Funds (the "Funds") hereby files a Rule 24f-2 Notice to provide the following information required by that Paragraph:

          (i) This Rule 24f-2 Notice is being filed for the Funds' fiscal period ended August 31, 1995 (the "Fiscal Period");

         (ii) No shares of beneficial interest of the Funds ("Shares") which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 remained unsold at the beginning of the Fiscal Period;

        (iii) No Shares were registered during the Fiscal Period other than pursuant to Rule 24f-2;

         (iv)  100,013,525 Shares were sold during the Fiscal Period;

          (v) 100,013,525 Shares were sold during the Fiscal Period in reliance upon registration pursuant to Rule 24f-2; and

         (vi)  61,689,363 Shares were redeemed during the Fiscal Period.
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     In accordance with Paragraph (c) of Rule 24f-2, a registration fee of
     $304,138.55 is located at the Mellon Bank as payment for the 100,013,525 shares sold during the Fiscal Period. This fee has been calculated in the manner specified in Section 6(b) of the Securities Act of 1933, except that, for purposes of such calculation, the fee is based upon the actual aggregate sales price for which such shares were sold during the Fiscal Period, reduced by the difference between (1) the actual aggregate redemption price of shares redeemed during the Fiscal Period, and (2) the actual aggregate redemption price of such redeemed shares previously applied by the Funds pursuant to Rule 24e-2(a) in filings made pursuant to
     Section 24(e)(1) of the Investment Company Act of 1940. Such calculation has been made, as follows:

          Actual aggregate sales price of
          100,013,525 shares sold during Fiscal
          Period in reliance on Rule 24f-2 .....................$1,909,119,333

          Reduced by difference between

          (1) Actual aggregate redemption
          price of 61,689,363 shares redeemed
          during Fiscal Period....................$1,027,117,544

          and

          (2) Actual aggregate redemption
          price of such redeemed shares
          previously applied pursuant to
          Rule 24e-2(a)..........................   -0-  .......$1,027,117,544

          Balance of actual aggregate
          sales price in respect of which
          registration fee is payable.............................$882,001,789
                                                                   ===========
          Fee payable.............................................$ 304,138.55
                                                                    ==========

     As required by Paragraph (b)(1)(v) of Rule 24f-2, we are enclosing with this Rule 24f-2 Notice an opinion of counsel for the Funds with respect to the 100,013,525 shares sold during the Fiscal Period in reliance on Rule 24f-2.

     Any questions regarding this matter should be addressed to the undersigned at the above address and telephone number.

     Sincerely,

     /s/ Michael J. Weiner
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     Michael J. Weiner
     Vice President
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